Capital Stock (Details 2)	12 Months Ended
Aug. 31, 2019 $ / shares shares
Number of warrants (in shares)	4,305,758
Private placement financing agent warrants dated September 26, 2016 [Member]
Number of warrants (in shares)	214,285
Exercise price (in dollars per share) | $ / shares	$ 0.9515
Private placement financing warrant [Member]
Number of warrants (in shares)	4,017,857
Exercise price (in dollars per share) | $ / shares	$ 1.10
Private placement financing agent warrants dated September 1, 2016 [Member]
Number of warrants (in shares)	73,616
Exercise price (in dollars per share) | $ / shares	$ 0.8718